Net debt - Schedule of components of net debt (Details) - GBP (£) £ in Millions	Mar. 31, 2025	Mar. 31, 2024	Mar. 31, 2023	Mar. 31, 2022
Subclassifications of assets, liabilities and equities [abstract]
Cash and cash equivalents	£ 1,178	£ 559	£ 163	£ 204
Current financial investments	5,753	3,699	2,605	3,145
Borrowings	(47,539)	(47,072)	(42,985)
Financing derivatives	(763)	(793)	(756)
Net debt position	£ (41,371)	£ (43,607)	£ (40,973)	£ (42,809)